PENSIONS - Reconciliation of Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of funded status:
Fair value of benefit obligation	$ (33,433)	$ (34,078)	$ (47,215)
Fair value of plan assets	9,962	9,809	$ 15,858
Funded (unfunded) status at end of year	(23,471)	(24,269)
Equity securities
Reconciliation of funded status:
Fair value of plan assets	9,331	8,801
Cash
Reconciliation of funded status:
Fair value of plan assets	631	1,008
UK Scheme
Reconciliation of funded status:
Fair value of benefit obligation	(7,597)	(7,073)
Fair value of plan assets	9,331	8,801
Funded (unfunded) status at end of year	1,734	1,728
Marine Scheme
Reconciliation of funded status:
Fair value of benefit obligation	(25,836)	(27,005)
Fair value of plan assets	631	1,008
Funded (unfunded) status at end of year	$ (25,205)	$ (25,997)